COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11 - COMMITMENTS AND CONTINGENCIES
In August 2022, TMTG irrevocably terminated all agreements with one of its vendors due to a material breach by the vendor, and TMTG reserved numerous affirmative claims against the vendor. TMTG determined during the third quarter of 2022 that payment of existing invoices, future invoices, or litigation expenses is “not probable.”
Therefore, TMTG has not accrued for a related loss contingency. The total amount of liability of $1.7 million was reversed during the third quarter of 2022. TMTG further reversed $0.5 million of additional liabilities during the third quarter of 2022 related to vendors who relied on erroneous interpretation of supply contracts.
Based on current known facts and circumstances, the Company currently believes that any liabilities ultimately resulting from ordinary course claims and proceedings will not individually or in aggregate, have a material adverse effect on the Company's financial position, results of operations or cash flows.